Contract Liabilities - Schedule of Contract Liabilities (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Contract Liabilities [Abstract]
At beginning of the year
Additions	48,168,158	11,434,035
Revenue recognised
At end of the year	RM 48,168,158	$ 11,434,035